COMMITMENTS AND CONTINGENCIES (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 MTS OJSC USD ($)	Dec. 31, 2011 MTS OJSC RUB	Sep. 30, 2011 MTS OJSC RUB	Dec. 31, 2010 MTS OJSC RUB	Aug. 31, 2012 MTS Ukraine Litigation in Ukraine item
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection	3 years
Tax audit and assessment
Additional taxes, penalties and fines payable				$ 11,700,000			353,900,000
Decrease in amount of additional taxes, penalties and fines payable				5,700,000		173,900,000
Amount of appeal filed by the entity				2,800,000	84,200,000
Remaining amount of additional taxes, penalties and fines payable				5,900,000		180,000,000
Number of Group trademarks for which claim regarding dismissal of international registration is received								4
Provision for additional custom duties	0	0
Provision for additional transfer pricing tax liabilities	0	0
Provision for tax and customs liabilities	25,800,000	7,100,000
Accrual for unrecognized income tax benefits, potential penalties and interest	$ 10,600,000	$ 16,300,000	$ 14,000,000